Share-based Payments - Additional Information (Details)			12 Months Ended		13 Months Ended
	Jun. 30, 2019 shares	Oct. 16, 2015 CAD ($) shares	Mar. 31, 2019 CAD ($) shares yr mo	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation recognized			$ 3,712,415	$ 2,283,756
Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum percent of option issuable			2.00%
Weighted average fair value of options granted to employees			$ 2.05	$ 0.68
Number of options granted | shares			333,062	7,501,980
Stock-based compensation recognized			$ 3,577,748	$ 1,334,817
Weighted average exercise price, Granted			$ 4.59	$ 1.90
Stock Option Plan | Non Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares			0	0
Stock Option Plan | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options term | yr			10
Percentage of common shares issued and outstanding			15.00%
Percent of stock common shares issuable to single holder			5.00%
Stock Option Plan | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period | mo			18
Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares		625,000
Stock-based compensation recognized			$ 40,942	$ 17,485
Weighted average exercise price, Granted		$ 1.55
Expiration date		Oct. 16, 2020
Vesting period		2 years
Description of vesting requirements for share-based payment arrangement			The options vest after a two-year minimum service period and the attainment of market performance conditions within the following three years.
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation recognized			$ 93,725	$ 305,813
Number of share options outstanding in share-based payment arrangement | shares			448,387	570,752	425,354
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	160,000			218,134	63,657
Weighted average fair value			$ 3.79	$ 1.27